Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS VARIABLE SERIES I
Prospectus Date	rr_ProspectusDate	Jul. 12, 2013
Document Creation Date	dei_DocumentCreationDate	Jul. 11, 2013